Goodwill (Details Narrative) $ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment		$ 19,700	$ 26,910
Description of estimated future revenue projection		The projections assumed a significant revenue decline of 51% in 2025, followed by a rebound with 5% growth in 2026, and a return to a normalized annual growth rate of 2% through 2029 (2023: 3.0%). The model also assumed an earnings margin of 21.0% (2023: 19.7%). A terminal growth rate was applied to cash flows beyond the forecast period.	The projections assumed a significant revenue decline of 51% in 2025, followed by a rebound with 5% growth in 2026, and a return to a normalized annual growth rate of 2% through 2029 (2023: 3.0%). The model also assumed an earnings margin of 21.0% (2023: 19.7%). A terminal growth rate was applied to cash flows beyond the forecast period.
Weighted average cost of capital percentage		17.50%	17.50%	15.60%